Revenues from Contracts with Customers (Tables)	12 Months Ended
Mar. 31, 2023
Revenue from Contract with Customer [Abstract]
Summary of Revenue from Contract with Customers and Other Sources of Revenue
The following table provides information about revenues from contracts with customers, and other sources of revenue in fiscal 2021, 2022 and 2023.

	Millions of yen
	2021	2022	2023
Goods or services category
Sales of goods	¥321,883	¥340,697	¥299,901
Real estate sales	89,070	94,700	92,668
Asset management and servicing	173,191	244,887	239,232
Automobile related services	72,000	76,772	82,428
Facilities operation	23,811	32,163	56,231
Environment and energy services	137,011	156,327	209,649
Real estate management and brokerage	101,942	100,304	98,593
Real estate contract work	80,179	92,999	120,379
Other	88,468	107,249	104,284

Total revenues from contracts with customers	1,087,555	1,246,098	1,303,365
Other revenues *	3,247	5,904	19,355

Total sales of goods and real estate and services income	¥1,090,802	¥1,252,002	¥1,322,720

*	Other revenues are not in the scope of revenue from contracts with customers.

Summary of Costs of Goods and Real Estate Sold and Service Expense
The following table provides information about costs of goods sold and real estate sold and services expense in fiscal 2021, 2022 and 2023.

	Millions of yen
	2021	2022	2023
Goods or services category
Costs of goods sold	¥272,657	¥302,948	¥254,407
Costs of real estate sold	75,064	78,171	78,602
Asset management and servicing	42,145	56,810	52,918
Automobile related services	45,734	47,952	52,260
Facilities operation	41,461	46,515	57,143
Environment and energy services	105,246	122,426	166,821
Real estate management and brokerage	89,685	89,457	87,459
Real estate contract work	69,815	81,704	105,492
Other	45,147	50,246	49,034

Total expenses of costs of goods and real estate sold and services expenses	¥786,954	¥876,229	¥904,136

Summary of Balances from Contracts with Customers
The following table provides information about balances from contracts with customers as of March 31, 2022 and 2023.

	Millions of yen
	March 31, 2022	March 31, 2023
Trade Notes, Accounts and Other Receivable	¥174,667	¥223,635
Contract assets (Included in Other Assets)	13,802	13,403
Contract liabilities (Included in Other Liabilities)	32,978	34,338